Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Zhangmen Education Inc., (formerly known as Global Online Education Inc., the “Company”) was incorporated under the laws of the Cayman Islands in November 2017. The Company, its subsidiaries, its consolidated Variable Interest Entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) are principally engaged in provision of personalized online courses, which encompass one-on-one and small-class after-school tutoring services to students between 3 and 18 in the People’s Republic of China (the “PRC”). Current PRC laws and regulations impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services and certain other businesses. To comply with the relevant PRC laws and regulations, the Company operates substantially all of its business through its VIEs.

The Group began the operations through Shenzhen Zhangmenren Education Technology Co., Ltd (“Shenzhen Zhangmenren”) in 2014 which was established by Mr. Zhang Yi and Mr. Yu Teng (the “Founders”). In preparation of its initial public offering in the United States, the Company undergone a reorganization (the “Reorganization”) in 2018 whereby the Company became the ultimate parent entity of its subsidiaries and consolidated VIEs.

As of December 31, 2021, the Company’s major subsidiaries and VIEs were as follows:

(1)The English names above are for identification purpose only.

Name(1)	Date of incorporation	Place of incorporation (or establishment)	Equity interest held
Subsidiaries:
Global Online Education HK Limited. (“GOE HK”)	June 24, 2014	Hong Kong	100%
Shanghai Zhangxue Education Technology Co., Ltd. (“Zhangxue” or the "WFOE")	April 10, 2018	Shanghai	100%
Shanghai Kunge Information Consulting Co., Ltd. (“Kunge”)	June 20, 2018	Shanghai	100%
Shanghai Zhangneng Information Technology Co., Ltd. (“Zhangneng”)	March 22, 2019	Shanghai	100%
Shenzhen Kunxue Education Consulting Co., Ltd. (“Kunxue”)	June 26, 2019	Shenzhen	100%
Hainan Kunqiong Information Technology Co., Ltd. (“Kunqiong”)	June 22, 2021	Hainan	100%

VIEs:	Date of incorporation	Place of incorporation (or establishment)	Economic interest held
Shenzhen Zhangmenren Education Consultation Co., Ltd. (“Zhangmenren”)	June 23, 2014	Shenzhen	100%
Shanghai Zhangda Education Technolog Co., Ltd. (“Zhangda”)	November 28, 2016	Shanghai	100%
Shanghai Zhangshi Education and Training Co., Ltd. (“Zhangshi”)	February 22, 2019	Shanghai	100%

Principal subsidiary of VIEs:	Date of incorporation	Place of incorporation (or establishment)	Economic interest held
Shanghai Zhangxiaomen Education Technology Co., Ltd. ("Zhangxiaomen")	April 14, 2016	Shanghai	100%

1	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

On May 19, 2021, the Company’s shareholders adopted its Memorandum and Articles of Association by a special resolution, pursuant to which the Company’s authorized share capital was divided into Class A ordinary shares and Class B ordinary shares effective immediately prior to the completion of the Company’s initial public offering (“Redesignation”). Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to thirty votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Mr. Yi Zhang, the founder, chairman of the board of directors and chief executive officer, beneficially own all of the Company’s issued Class B ordinary shares.

On June 9, 2021, the Company completed its initial public offering its initial public offering on the New York Securities Exchange (“NYSE”). In this offering, In this offering, 4,166,450 ADSs (or 520,806 ADSs after giving effect of one-for-eight reverse American depositary shares ("ADSs") split), representing 37,498,050 Class A ordinary shares, were issued at a price of US$11.5 per ADS (or $92.0 per ADS after giving effect of one-for-eight reverse ADS split). The net proceeds we received from the initial public offering totaled RMB269.2 million (US$42.2 million).

Effective on December 13, 2021, the Company changed the ratio of its ADSs to Class A ordinary shares from one (1) ADS representing nine (9) Class A ordinary shares to one (1) ADS representing seventy-two (72) Class A ordinary shares. For the Company's ADS holders, this ratio change had the same effect as a one-for-eight reverse ADS split. There was no change to the Company’s Class A ordinary shares.